As filed with the U.S. Securities and Exchange Commission on May 31, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

8383 Preston Center Plaza
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza, Suite 360 Dallas, TX 75225
 (Name and address of agent for service)

(972)-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

A NO-LOAD
MUTUAL FUND

SEMI-ANNUAL REPORT
Dated March 31, 2019

Dear Shareholders,

Concorde Wealth Management Fund (“CONWX” or the “Fund”), managed by Concorde Investment Management, generated a net return of -2.11% for the six-month period ended March 31, 2019. This compared to the various equity, fixed income and blended indices below. The Fund continued to transition to the new balanced objective that became effective during late summer 2016 and also began adding in the private equity and semi-private equity holdings that were part of our goal with the reorganization. Asset allocations as of March 31, 2019 were approximately 48.7% equities, including 3.2% in private equity, 40.7% fixed income and cash equivalents and 10.6% in pure commodity and metals-based securities.

	Six Months Ended	1 Year	Annualized	Annualized
	March 31, 2019	Ended	5 Years Ended	10 Years Ended
	(Unaudited)	March 31, 2019	March 31, 2019	March 31, 2019
Concorde Wealth Management Fund	-2.11%	7.46%	4.50%	9.44%
Concorde Wealth Management
Blended Index	1.81%	5.07%	4.80%	8.34%
Bloomberg Barclays Aggregate
Bond Index	4.63%	4.48%	2.74%	3.77%
Russell 1000 Value Index	-1.19%	5.67%	7.72%	14.52%

Note: The Concorde Wealth Management Blended Index consists of 45% equities represented by the Russell 1000 Value Index, 45% bonds represented by the Barclays Intermediate Aggregate Bond Index, 5% short-term investments represented by Bank of America Merrill Lynch 1-3 Year Treasuries, and 5% commodities represented by Barclays U.S. Treasury Inflation Protection Security. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book rations and lower forecasted growth values. The Barclays Aggregate Bond Index measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass throughs), asset backed securities, and commercial mortgage backed securities.

Position Changes

During the period positions were reduced in Speedway Motor Sports, Inc. and Amazon.com, Inc. For Speedway Motor Sports, Inc. we began to liquidate the position which was finalized after the period and Amazon.com, Inc. was reduced in order to rebalance as it has risen significantly since our initial purchase in February 2016. Common stock positions eliminated in the first half include AT&T, Inc. (received as a result of our Time Warner, Inc. shares), Devon Energy Corp., and Hexcel Corp. We sold Devon Energy Corp. in order to focus domestic exploration and production exposure with Cimarex Energy Co. and sold Hexcel Corp. as it reached fair valuation per our analysis as corporate results continue to progress.

Sector and Individual Stock Performance

The equity markets continue to exhibit a wide divergence in performance for the first half of the year and the portfolio reflected this pattern. Overall the individual equities were down about 4% for the six months, however almost half of the holdings at March 31 generated positive returns.

Health care industry stocks Allergen PLC and Johnson & Johnson, listed in the manufacturing sector, had mixed performance with Allergan PLC down significantly and Johnson & Johnson providing a low single digit gain. Both were probably weaker as a result of the negative investor sentiment overall toward the industry, however Allergan PLC has continued to have modestly disappointing results. Two new positions are included in the manufacturing sector, PBF Energy, Inc. and Dow Du Pont, Inc., and both had little change from our cost. The Hershey Company and Unilever N.V., leading global consumer goods companies, exhibited positive performance as investors sought defensive businesses that have produced good results. These types of stocks have underperformed in recent years and valuations are reasonable. Lastly in the manufacturing group, Fortune Brands Home & Security, Inc. contributed a mid-single digit loss, however the stock has rebounded strongly from the prices reached in December 2018 and we believe further recovery is possible as the housing market appears to be stabilizing after weakening trends for most of 2018.

The information sector, including communications and media investments, produced varied individual stock performance. Century Link, Inc. and Discovery Communications, Inc. had losses as consumer trends concerned investors and Comcast Corp., Microsoft Corp. and Oracle Corp. rose in tandem with very good reported results. We believe all components in this group are market leaders and represent good value as long-term positions.

Encompass Health Corp. and the Howard Hughes Corporation both had low double-digit losses. Encompass Health Corp. stock likely reflected the industry sentiment previously mentioned, and the Howard Hughes Corp. drifted lower with the market despite reported progress on development projects and strength in commercial real estate.

The two insurance holdings in the Fund, Aon PLC and Chubb Ltd., contributed gains in a down market as steady execution within leading franchises provided confidence to investors in a volatile market. Results have been good for both of these companies.

All three of the energy industry related holdings of the Fund had significant losses for the six-months ended March 31, 2019. Cimarex Energy Co. and Halliburton Co., actively involved in exploration and production in domestic and international markets respectively, were weak as investors continue to focus on cash flow generation and capital discipline for exploration companies (Cimarex Energy Co.) and more efficient production techniques and limited global activity had an impact on prospects for Halliburton Co.. Texas Pacific Land Trust, the large fund holding with an asset light operating model, including attractive mineral rights and surface acreage, sold off significantly in late 2018 as commodity prices dropped and the thin trading volume of the company negatively impacted the stock price.

In the retail trade sector all four Fund holdings dropped in the period as investors became concerned in late 2018 that domestic growth might slow considerably. These investments rebounded strongly with the overall market in early 2019 as reported company results and broad economic statistics reinforced the thought that conditions were still good and in fact stronger than many expectations. Lowe’s Companies, Inc., Amazon.com, Inc., and the TJX Companies, Inc. in particular reported strong operating results.

The Fund has held two real estate investment trust (“REIT”) positions for an extended period and another, VEREIT, Inc. which we began to accumulate in late 2017. All three contributed significant gains in the six month period with Medical Properties Trust, Inc. and VEREIT, Inc. providing total returns of greater than 20%. Prologis, Inc. had a mid-single digit gain. In addition to providing significant income from dividends, this group assisted in helping to stabilize overall Fund volatility during the weak market in late 2018. Medical Properties, Inc. and Prologis, Inc. have exhibited excellent operating results in recent quarters and VEREIT, Inc. has stabilized its balance sheet and portfolio while beginning to settle lawsuits related to accounting misstatements under previous management in 2013-2014. We believe VEREIT, Inc. is trading at a discount to both valuations of similar triple net REITS and its liquidation value even with conservative settlement assumptions.

Closed-End Funds

The PIMCO Flexible Credit Income Fund has an interval structure which invests in private and public credit, and had a low single digit positive total return for the six months as quarterly dividends were offset partially by modest share depreciation. Since the initial investments of $500,000 made in March and May 2018, we have received over $50,000 in quarterly and special dividends.

Pioneer ILS Interval Fund invests primarily in insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. The initial investment was made in August 2018 and the investment was down 8.1% during the six months ended March 31, 2019.  The bulk of this was in November and December of last year during the fires in Northern California.  The investment is meant to have no correlation to public markets and while November and December were down months for the broader equity markets, the fact that the Pioneer ILS Interval Fund lost value during the same time was merely a coincidence.

Open-End Funds

The Fund held investments in four open-end mutual funds at March 31 including two international equity, one global fixed income and one global real estate fund. The Deutsche CROCI International Fund (“DWS”) and JPMorgan International Unconstrained Equity Fund had mixed returns as international developed markets continued the underperformance vs. domestic returns that began in early 2018. The DWS returns were negative low single digits and the JP Morgan International Unconstrained Equity Fund had a low single digit gain. The Morgan Stanley Global Fixed Income Opportunities Fund performance out performed a comparable mix of government and corporate bonds during this volatile period for much of the corporate and international market with a positive return of around 3%. Cohen & Steers Global Realty Shares, Inc. produced a nearly 10% total return as underlying investments generated income and held up well in the down market, reflecting a generally strong commercial property market.

Private Funds

The two private equity investments are in the Partners Group Private Equity (Master Fund) LLC – Class I (“Partners Group”) and the LLR Equity Partners V, L.P. (“LLR V”).  Partners Group is a $2.5 billion fund diversified by strategy, region, and industry and the fund started in 2010 and has a 7+ year track record, quarterly tender offers, establishes a new net asset value monthly so that it is able to track performance, has no capital calls, and has immediate exposure to a mature portfolio.  Partners Group is 67% allocated towards North America, 25% to Europe, and 6% to Asia-Pacific region. The Fund has invested $500k in Partners Group  and the investment had a return of -0.7% for the six months ended March 31, 2019.

LLR Partners is a lower middle market private equity firm committed to creating long-term value by growing portfolio companies. They invest in a targeted set of industries, with a focus on technology and services businesses. Founded in 1999 and with more than $3 billion raised across five funds, LLR Partners is a flexible provider of capital for growth, recapitalizations and buyouts.  LLR V is a $1 billion fund that the Fund has committed $1 million to invest. The Fund has had 40% of its commitment called and the investment returned -7.5% for the six months ended March 31, 2019.  These types of investments take longer to perform given the nature of the portfolio.  LLR V has 13 investments and all of them, excluding its first investment, are still valued at cost and the gross internal rate of return is flat.

The Fund also made a  third commitment to a new health care related venture firm called LRVHealth. LRVHealth is an “Inside Healthcare” venture capital platform that was established in 2000 by an experienced team of healthcare investors, operators, and advisors. LRVHealth’s investors include leading provider, payer, and vendor organizations who collaborate to identify, invest in, and adopt innovative solutions to the industry’s most pressing needs. The Fund has committed $500,000 to LRVHealth however no capital calls have been made as of March 31, 2019.

Corporate Bonds

The individual corporate bonds in the Fund, representing 7% of net assets, added a 4% return for the period as all eight holdings at March 31 contributed positive results. We made small adjustments to increase quality in this group during mid 2018 and corporates did decline as spreads widened during late 2018. This trend reversed in early 2019 along with equity markets. The Discover Financial Services, Hanesbrands, Inc., and Wells Fargo & Co. issues were the best performing individual holdings for the six months ending March 31, 2019.

U.S. Government and Agency Obligations

The U.S. Treasury and Agency holdings in the Fund, which represented about 21% of assets at March 31, generated low single digit total returns as shorter term bond rates for these high quality issues fell modestly over the fiscal first half. The short-term issues essentially returned their coupon and the Treasury Notes maturing in 2024 contributed some capital appreciation in addition to the coupon interest. The current strategy for this segment of the Fund’s assets is to provide stability and income and maintain principal if market rates rise, presenting the opportunity to extend maturities and lock in higher yields if that scenario unfolds.

Thank you for your continued support.  We will continue to strive for the highest professional standards of performance and stewardship in the management of the Fund.

Best Regards,

Gregory B. Wood
Chief Compliance Officer
Concorde Investment Management

Gary B. Wood
President
Concorde Investment Management

John A. Stetter
Portfolio Manager
Concorde Investment Management

CONCORDE WEALTH MANAGEMENT FUND
PORTFOLIO HOLDINGS BY SECTOR

March 31, 2019 (Unaudited)

The portfolio's holdings and allocations are subject to change.  The percentages are of net assets as of March 31, 2019.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares or	Fair	Percent of
	Principal Amount	Value	Net Assets
COMMON STOCKS - 36.59%
ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	5,251	$75,982	0.30%

FINANCE & INSURANCE
Aon PLC (a)	2,500	426,750	1.67
Chubb Ltd. (a)	1,800	252,144	0.98
		678,894	2.65
HEALTH CARE
Encompass Health Corp.	5,775	337,260	1.32

INFORMATION
CenturyLink, Inc.	24,500	293,755	1.15
Comcast Corp. - Class A	9,800	391,804	1.53
Discovery Communications, Inc. (b)	18,000	457,560	1.79
Microsoft Corp.	8,000	943,520	3.69
Oracle Corp.	3,800	204,098	0.80
		2,290,737	8.96
MANUFACTURING
Allergan PLC	2,700	395,307	1.55
DowDuPont, Inc.	4,600	245,226	0.96
Fortune Brands Home & Security, Inc.	8,500	404,685	1.58
Johnson & Johnson	1,500	209,685	0.82
PBF Energy, Inc. - Class A	8,000	249,120	0.97
The Hershey Co.	1,090	125,165	0.49
Unilever N.V. - ADR (a)	5,500	320,595	1.25
		1,949,783	7.62
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	8,000	559,200	2.19
Halliburton Co.	10,515	308,089	1.20
		867,289	3.39
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	2,000	220,000	0.86

RETAIL TRADE
Amazon.com, Inc. (b)	220	391,765	1.53
Hanesbrands, Inc.	17,000	303,960	1.19

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (continued)

March 31, 2019 (Unaudited)

	Shares or	Fair	Percent of
	Principal Amount	Value	Net Assets
COMMON STOCKS (continued)
RETAIL TRADE (continued)
Lowe’s Companies, Inc.	5,000	$547,350	2.14%
The TJX Companies, Inc.	7,500	399,075	1.56
		1,642,150	6.42
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	936,320	3.66

UTILITIES
Kinder Morgan, Inc.	18,000	360,180	1.41
TOTAL COMMON STOCKS (Cost $6,455,724)		9,358,595	36.59

EXCHANGE TRADED FUNDS - 2.41%
Sprott Physical Gold Trust (a)(b)	59,000	616,550	2.41
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		616,550	2.41

CLOSED-END FUNDS - 5.26%
PIMCO Flexible Credit Income Fund -
Institutional Class (f)(g)	47,619	473,337	1.85
Pioneer ILS Interval Fund (f)(g)	101,112	870,577	3.41
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,343,914	5.26

OPEN-END FUNDS - 5.45%
Cohen & Steers Global Realty
Shares, Inc. - Institutional Class	5,020	287,589	1.12
Deutsche CROCI International Fund - Class S	8,148	352,953	1.38
JPMorgan International Unconstrained
Equity Fund - Institutional Class	19,343	387,643	1.52
Morgan Stanley Global Fixed Income
Opportunities Fund - Institutional Class	65,259	366,753	1.43
TOTAL OPEN-END FUNDS (Cost $1,372,143)		1,394,938	5.45

PRIVATE FUNDS - 3.49%
LLR Equity Partners V, L.P. (e)(f)(g)	400,000	378,588	1.48
Partners Group Private Equity
(Master Fund) LLC - Class I (e)(f)(g)	89,425	513,950	2.01
TOTAL PRIVATE FUNDS (Cost $868,008)		892,538	3.49

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (continued)

March 31, 2019 (Unaudited)

	Shares or	Fair	Percent of
	Principal Amount	Value	Net Assets
REITS - 3.92%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	16,000	$296,160	1.16%
Prologis, Inc.	4,000	287,800	1.12
VEREIT, Inc.	50,000	418,500	1.64
TOTAL REITS (Cost $713,568)		1,002,460	3.92

ROYALTY TRUST - 8.17%
CONSTRUCTION
Texas Pacific Land Trust	2,700	2,088,855	8.17
TOTAL ROYALTY TRUST (Cost $390,001)		2,088,855	8.17

MASTER LIMITED PARTNERSHIPS - 1.16%
Oaktree Capital Group LLC	6,000	297,900	1.16
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $241,052)		297,900	1.16

CORPORATE BONDS - 6.67%
ACCOMMODATION & FOOD SERVICES
MGM Resorts International, 6.750%, 10/01/2020	125,000	130,938	0.51

FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022	200,000	204,871	0.80
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	147,990	0.58
JPMorgan Chase & Co., Series CC, 4.625% to 11/01/2022
then 3 Month LIBOR USD + 2.580%, Perpetual (h)	233,000	216,690	0.85
Wells Fargo & Co., Series M, 3.450%, 02/13/2023	150,000	151,607	0.59
		721,158	2.82
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	202,577	0.79

MANUFACTURING
NCR Corp., 4.625%, 02/15/2021	200,000	199,650	0.78

MINING, QUARRYING, & OIL & GAS EXTRACTION
EnLink Midstream Partners LP, 2.700%, 04/01/2019	225,000	225,000	0.88

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (continued)

March 31, 2019 (Unaudited)

	Shares or	Fair	Percent of
	Principal Amount	Value	Net Assets
CORPORATE BONDS (continued)
RETAIL TRADE
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	$225,607	0.89%
TOTAL CORPORATE BONDS (Cost $1,714,865)		1,704,930	6.67

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.44%
Fannie Mae, 1.550%, 09/30/2021	200,000	196,356	0.77
Federal Farm Credit Banks, 2.320%, 12/29/2021	150,000	149,331	0.58
Federal Home Loan Banks, 1.030%, 05/28/2019	150,000	149,674	0.59
United States Treasury Notes
1.250%, 08/31/2019	2,200,000	2,188,656	8.56
2.625%, 08/31/2020	1,000,000	1,003,277	3.92
2.250%, 11/15/2024	1,800,000	1,796,484	7.02
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $5,428,552)		5,483,778	21.44

SHORT-TERM INVESTMENTS - 5.27%
MONEY MARKET FUNDS
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio, 2.33% (c)	1,271,717	1,271,717	4.98
The Government & Agency Portfolio -
Institutional Class, 2.34% (c)	75,023	75,023	0.29
TOTAL MONEY MARKET FUNDS (Cost $1,346,740)		1,346,740	5.27

Total Investments (Cost $20,601,851) - 99.83%		25,531,198	99.83
Other Assets in Excess of Liabilities - 0.17%		42,440	0.17
TOTAL NET ASSETS - 100.00%		$25,573,638	100.00%
______________

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of March 31, 2019.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(f)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At March 31, 2019, restricted securities represented 8.75% of net assets of the Fund.
(g)	Illiquid security. At March 31, 2019, illiquid securities represented 8.75% of net assets of the Fund.
(h)	Variable rate security; rate disclosed is the current rate as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at fair value (cost $20,601,851)	$25,531,198
Dividend & interest receivable	76,653
Receivable for Fund shares sold	5,437
Prepaid expenses	3,663
Other asset	3,346
TOTAL ASSETS	25,620,297
LIABILITIES
Investment advisory fee payable	17,106
Accrued audit fees	13,194
Accrued directors fees	659
Accrued other expenses	15,700
TOTAL LIABILITIES	46,659
NET ASSETS	$25,573,638
Composition of Net Assets:
Net capital paid in on shares of capital stock	$20,694,789
Total distributable earnings	4,878,849
NET ASSETS	$25,573,638
Capital shares outstanding	1,660,115
Net asset value, offering price and redemption price per share	$15.40

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
STATEMENT OF OPERATIONS

For the Six Month Period Ended March 31, 2019 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $668)	$238,910
Interest	105,847
Total investment income	344,757
Expenses
Investment advisory fees (Note 6)	97,695
Professional fees	24,005
Administration fees (Note 7)	20,289
Sub-transfer agent fees (Note 7)	15,203
Fund accounting fees (Note 7)	12,756
Transfer agent fees (Note 7)	8,067
Printing, postage and delivery	6,317
Insurance expense	3,312
Custody fees (Note 7)	3,004
Federal and state registration fees	1,735
Directors fees and expenses	1,673
Other expenses	6,868
Total expenses	200,924
NET INVESTMENT INCOME	143,833
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain from:
Investments	279,203
Capital gain distributions from investment company	23,236
Net decrease in unrealized appreciation on:
Investments	(935,970)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(633,531)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(489,698)

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	Sept. 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$143,833	$89,191
Net realized gains	302,439	630,541
Net change in unrealized appreciation on:
Investments	(935,970)	1,887,881
Net increase (decrease) in net assets resulting from operations	(489,698)	2,607,613
DISTRIBUTIONS TO SHAREHOLDERS	(1,114,431)	(503,704)
CAPITAL SHARE TRANSACTIONS-NET (Note 3)	1,554,583	2,928,613
Total increase (decrease) in net assets	(49,546)	5,032,522
NET ASSETS
Beginning of period	25,623,184	20,590,662
End of period	$25,573,638	$25,623,184

The accompanying notes are an integral part of these financial statements.

CONCORDE WEALTH MANAGEMENT FUND
FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31,
	2019(1)	Year Ended September 30,
	(Unaudited)	2018	2017	2016(2)	2015(2)	2014(2)
PER SHARE OPERATING
PERFORMANCE:
(for a share of capital stock outstanding
throughout the period):
Net asset value, beginning of period	$16.49	$15.13	$14.29	$13.79	$16.50	$14.22
Income (loss) from investment operations:
Net investment income (loss)(3)	0.09	0.06	(0.04)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss)
on investment transactions	(0.47)	1.67	0.91	1.40	(1.29)	2.33
Total from investment operations	(0.38)	1.73	0.87	1.34	(1.36)	2.31
Less distributions from:
Net investment income	(0.06)	—	—	—	—	(0.03)
Net realized gains	(0.65)	(0.37)	(0.03)	(0.84)	(1.35)	—
Total distributions	(0.71)	(0.37)	(0.03)	(0.84)	(1.35)	(0.03)
Net asset value, end of period	$15.40	$16.49	$15.13	$14.29	$13.79	$16.50
TOTAL RETURN	(2.11)%	11.75%	6.07%	10.12%	(8.90)%	16.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$25,574	$25,623	$20,591	$17,982	$9,138	$11,882
Ratio of expenses to average net assets	1.65%	1.70%	1.83%	2.48%	2.28%	2.06%
Ratio of net investment income (loss)
to average net assets	1.18%	0.39%	(0.25)%	(0.44)%	(0.40)%	(0.16)%
Portfolio turnover rate	8%	20%	40%	28%	57%	32%
______________

(1)	Other than the ratios of expenses and net investment income (loss) to average net assets, financial highlights have not been annualized.
(2)
For periods prior to July 23, 2016, financial and other information shown herein for the Fund is that of the Concorde Value Fund, the “Predecessor Fund” (See Note 1 in the accompanying notes to these financial statements).

(3)	Based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial highlights.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 1 – Nature of Business and Reorganization and Summary of Significant Accounting Policies

NATURE OF BUSINESS AND REORGANIZATION

Concorde Wealth Management Fund (the “Fund”), is a non-diversified separate series of Concorde Funds, Inc. (the “Company”). Each series of the company is organized as a class of common stock under the Company’s articles of incorporation. The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series. The Company may establish multiple series, each of which would be organized as a class of common stock under the Company’s articles of incorporation. The Company presently has no series other than the Fund.

The primary investment objective of the Fund is to seek total return, from both appreciation of value and generation of current income, within the context of preservation of capital. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information.

On July 22, 2016 the shareholders of the Concorde Value Fund, a diversified former separate series of the Company, (the “Predecessor Fund”), approved a Plan of Acquisition and Liquidation (the “Reorganization”) between the Fund and the Predecessor Fund. Pursuant to the Reorganization, the Fund acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund after the close of business on July 22, 2016. The Fund issued 681,656 shares in exchange for the net assets of the Predecessor Fund valued at $9,666,396. The Fund had no assets, liabilities, shares issued or operations prior to the Reorganization. As a result of the Reorganization, the Predecessor Fund ceased to operate and its shareholders became shareholders of the Fund.  The primary investment objective of the Predecessor Fund was to produce long-term growth of capital. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. For periods prior to July 23, 2016, financial and other information shown herein for the Fund is that of the Predecessor Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standard Board Accounting Standards Codification 946, Financial Services – Investment Companies.

VALUATION OF SECURITIES

All investments in securities are recorded at their estimated fair value, as described in Note 2.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 1 – Nature of Business and Reorganization and Summary of Significant Accounting Policies (continued)

FEDERAL INCOME TAXES

The Company’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Permanent book and tax basis differences, if any, result in reclassifications to certain components of net assets. Permanent differences are primarily related to net operating losses and distributions in excess. For the year ended September 30, 2018, the Fund decreased net capital paid in on shares of capital stock by $380, and increased total distributable earnings by $380. These reclassifications have no effect on net assets, results of operations or net asset value per share.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The tax returns of the Fund for the prior three years are open for examination.

SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for on the trade date, the day securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date. The Fund intends to distribute all of its net investment income, if any, as dividends to its shareholders on an annual basis. The Fund intends to distribute all of its capital gains, if any, as dividends to its shareholders on an annual basis. Distributions from net investment income and capital gains, if any, are generally declared and paid in December. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or capital gains may differ from their ultimate treatment for federal income tax

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 1 – Nature of Business and Reorganization and Summary of Significant Accounting Policies (continued)

purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OPTION WRITING

To generate additional income or hedge against a possible loss in the value of securities it holds, the Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The objective, as stated above, is to hedge against a possible decline in the value of securities or to generate additional income when certain securities are locked in a trading range.  With regards to hedging against a possible decline, the Fund may sell covered calls with strike prices below the price of a security at the time of writing the call.  Regarding additional income, the Fund will sell calls on certain securities that are within a trading range, generally selling calls on securities where the strike prices are above the current market price of the subject security.

NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has evaluated the impact of this guidance to the Fund and modified the Fund’s fair value measurements for the current reporting period accordingly.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 1 – Nature of Business and Reorganization and Summary of Significant Accounting Policies (continued)

COMMITMENTS

On February 23, 2018, the Fund executed an agreement to invest in LLR Equity Partners V, L.P., a limited partnership. The capital commitment of this investment is $1,000,000. The remaining commitment as of March 31, 2019, is $634,211.

On March 15, 2019, the Fund executed an agreement to invest in LRVHealth, L.P., a limited partnership. The capital commitment of this investment is $500,000. The remaining commitment at March 31, 2019 is $500,000.

Note 2 – Securities Valuation

The Company’s Board of Directors (the “Board”) has adopted methods for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Company’s investment advisor, Concorde Financial Corporation d/b/a Concorde Investment Management (“Concorde”) to apply those methods in making fair value determinations. All fair value determinations made by Concorde are subject to oversight by the Board.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 –	Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 2 – Securities Valuation (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, master limited partnerships and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds, including open and closed-end funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and are categorized in Level 1 of the fair value hierarchy.

Investment funds that are private funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a private fund does not report a value to the Fund on a timely basis, Concorde, acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent NAV reported by the private fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, Concorde will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the private fund at the time of valuation or to adjust the value to reflect a premium or discount. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets and NAV reflected for financial statement purposes may differ from the reported NAV of the Fund as of March 31, 2019. Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are valued at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 2 – Securities Valuation (continued)

independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  As of March 31, 2019, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on March 31, 2019 is as follows:

	Initial				% of
	Acquisition				Net
Security	Date	Shares	Cost	Value	Assets
Partners Group Private Equity
(Master Fund) LLC – Class I	December 1, 2017	89,425	$500,000	$513,950	2.01%
LLR Equity Partners V, L.P.	March 14, 2018	400,000	$368,008	$378,588	1.48%
Pioneer ILS Interval Fund	August 27, 2018	101,112	$1,000,000	$870,577	3.41%
PIMCO Flexible Credit Income
Fund – Institutional Class	March 15, 2018	47,619	$500,000	$473,337	1.85%

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 2 – Securities Valuation (continued)

The following table summarizes the inputs used to value the Fund’s investments measured at fair value as of March 31, 2019:

	Practical
Categories	Expedient*		Level 1	Level 2	Level 3	Fair Value
Common Stocks
Arts, Entertainment & Recreation	$—		$75,982	$—	$—	$75,982
Finance & Insurance	—		678,894	—	—	678,894
Health Care	—		337,260	—	—	337,260
Information	—		2,290,737	—	—	2,290,737
Manufacturing	—		1,949,783	—	—	1,949,783
Mining, Quarrying
& Oil & Gas Extraction	—		867,289	—	—	867,289
Real Estate & Rental & Leasing	—		220,000	—	—	220,000
Retail Trade	—		1,642,150	—	—	1,642,150
Transportation & Warehousing	—		936,320	—	—	936,320
Utilities	—		360,180	—	—	360,180
Total Common Stocks	—		9,358,595	—	—	9,358,595
Exchange Traded Funds	—		616,550	—	—	616,550
Closed-End Funds	—		1,343,914	—	—	1,343,914
Open-End Funds	—		1,394,938	—	—	1,394,938
Private Funds	892,538	^	—	—	—	892,538
REITs
Real Estate & Rental & Leasing	—		1,002,460	—	—	1,002,460
Total REITs	—		1,002,460	—	—	1,002,460
Royalty Trusts
Construction	—		2,088,855	—	—	2,088,855
Total Royalty Trusts	—		2,088,855	—	—	2,088,855
Master Limited Partnerships	—		297,900	—	—	297,900
Corporate Bonds
Accommodation & Food Services	—		—	130,938	—	130,938
Finance & Insurance	—		—	721,158	—	721,158
Information	—		—	202,577	—	202,577
Manufacturing	—		—	199,650	—	199,650
Mining, Quarrying &
Oil & Gas Extraction	—		—	225,000	—	225,000
Retail Trade	—		—	225,607	—	225,607
Total Corporate Bonds	—		—	1,704,930	—	1,704,930
U.S. Government Obligations	—		—	5,483,778	—	5,483,778
Short-Term Investments	—		1,346,740	—	—	1,346,740
Total Investments	$892,538		$17,449,952	$7,188,708	$—	$25,531,198

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 2 – Securities Valuation (continued)

		Redemption			Lock
	Withdrawals	Notice	Investment	Investment	Up
^Security	Permitted	Period	Objective	Strategy	Period
Partners Group	Not	Not	Capital	Globally diversified portfolio	None
Private Equity	Applicable(1)	Applicable	Appreciation	of private equity investments
(Master Fund)
LLC – Class I

LLR Equity	No	Not	Capital	Diversified portfolio of	Not
Partners V, L.P.		Applicable	Appreciation	equity investments in	Applicable
lower middle market growth
companies primarily focused
on software and services

(1)
Up to 5% of the Fund’s net asset value per quarter via tender offer.  The tender offer is subject to board approval and not a guarantee of future liquidity.  A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Note 3 – Capital Share Transactions

As of March 31, 2019, 30,000,000 shares of $1 par value capital stock were authorized, of which 10,000,000 shares are classified as the Fund’s series. As of March 31, 2019, capital paid-in aggregated $20,694,789.

Transactions in shares of capital stock for the six months ended March 31, 2019 and year ended September 30, 2018 were as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	93,098	$1,388,435	246,055	$3,767,100
Shares issued in
reinvestment of distributions	76,071	1,114,431	34,266	503,704
	169,169	2,502,866	280,321	4,270,804
Shares redeemed	(63,058)	(948,283)	(87,506)	(1,342,191)
Net increase	106,111	$1,554,583	192,815	$2,928,613

Note 4 – Investment Transactions

Purchases and sales of investment securities, excluding U.S. government obligations and short-term investments, for the Fund during the six month period ended March 31, 2019, were $1,791,688 and $1,685,320, respectively.

Purchases and sales/maturities of long-term U.S. government obligations for the Fund during the six month period ended March 31, 2019 were $1,001,797 and $0, respectively.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 5 – Principal Risks

The Fund in the normal course of business makes investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market (market risk), or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.

American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Credit Risk. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.

Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss than higher rated securities. Debt securities are also subject to prepayment risk when interest rates decrease. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Equity and General Market Risk. Equities, such as common stocks, or other equity related investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not meet the financial expectations of the Fund or other market participants. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 5 – Principal Risks (continued)

Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, currency, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection.

High Yield Risk. The Fund’s investment program permits it to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by Concorde to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal.

Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Master Limited Partnership (“MLP”) Risk. Securities of master limited partnerships are listed and traded on U.S. securities exchanges. The value of an MLP fluctuates based predominately on its financial performance, as well as changes in overall market conditions. Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; and risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, the Fund’s after-tax return from its MLP investment would be materially reduced.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 5 – Principal Risks (continued)

Non-Diversification Risk. Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

Private Equity Risk. The sale or transfer of private equity investments may be limited or prohibited by contract or law. Private equity securities are generally valued in good faith following procedures approved by the Board as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Real Estate Investment Trust and Real Estate Risk. The value of the Fund’s investments in REITS may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Royalty Trust Risk. Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Furthermore, royalty trusts do not guarantee minimum distributions or even return of capital.  If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions.  The declaration of such distributions generally depends upon various factors, including operating performance and financial condition of the royalty trust and general economic conditions.

Security Selection Risk. Concorde may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market downturns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

Style Risk. Concorde follows an investing style that favors value investments. The value investing style may, over time, go in and out of favor. At time when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 6 – Investment Advisory Fees and Transactions with Affiliate

The Company has an Investment Advisory Agreement with Concorde to act as the Fund’s investment advisor. Concorde provides the Fund with investment management and advisory services consistent with the Fund’s investment objectives, policies and restrictions, supervises the purchase and sale of investment transactions and administers the business and administrative operations of the Fund. For such services, for the six months ended March 31, 2019, Concorde received an annual fee of 0.80% of the Fund’s average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $97,695 for the six months ended March 31, 2019, of which $17,106 was payable at March 31, 2019. Certain officers and directors of the Company are also officers, directors and/or employees of Concorde.

Note 7 – Service Organizations

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), provides the Fund with administrative, fund accounting, and transfer agent services. U.S. Bank, N.A., (“USB”) an affiliate of Fund Services, serves as the Fund’s custodian.  Fees incurred by the Fund to Fund Services and USB during the six months ended March 31, 2019, were $41,112 and $3,004, respectively.

Due to the Reorganization, the Company entered into new administrative, fund accounting, and transfer agent agreements with Fund Services and a new custody agreement with USB in July 2016.  Pursuant to the agreements, should the Company elect to terminate any of these agreements prior to the end of the initial three year term, the Company agrees to pay certain monthly, and other fees, through the initial term, July 2019, of any of the terminated agreements.

The Company has an administrative agreement with National Financial Services, LLC (NFS). The agreement provides for monthly payments by the Fund to NFS for providing certain shareholder services (sub-transfer agent fees). Sub-transfer agent fees incurred by the Fund to NFS for the six months ended March 31, 2019 were $15,203, of which $2,681 was payable at March 31, 2019.

Note 8 – Federal Tax Information

At September 30, 2018, the Fund’s investments and components of total distributable earnings on a tax basis were as follows:

Cost of Investments	$19,759,877
Gross tax unrealized appreciation	6,296,733
Gross tax unrealized depreciation	(438,215)
Net tax unrealized appreciation	$5,858,518
Undistributed ordinary income	11,315
Undistributed long-term gain	632,692
Total distributable earnings	$644,007
Net accumulated earnings	$6,502,525

CONCORDE WEALTH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS

Note 8 – Federal Tax Information (continued)

The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to partnership adjustments.

At September 30, 2018, the Fund had no tax basis capital loss carryovers to offset future capital gains.  The Fund did not utilize a capital loss carryover during the year ended September 30, 2018.  The Fund no late year loss deferrals and no post-October loss.

The tax character of distributions paid during the six months ended March 31, 2019 and year ended September 30, 2018 was as follows:

	Six Months Ended
	March 31, 2019
	(Unaudited)	September 30, 2018
Ordinary income	$94,085	$—
Long-term capital gain	1,020,346	503,704
	$1,114,431	$503,704

Note 9 – Subsequent Events

Management has evaluated the Fund’s events and transactions that occurred subsequent to March 31, 2019 through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities, please call (972) 701-5400 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

PROXY VOTING RECORDS

Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2018 is available without charge, upon request, by calling (972) 701-5400.  Furthermore, you can obtain the Fund’s proxy voting records on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal quarter on Form N-Q.  The Fund’s Form N-Q is available (i) without charge, upon request, by calling (972) 701-5400, (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-294-1699 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

FEDERAL TAX DISTRIBUTION INFORMATION

The Fund has designated 0% of the dividends declared from net investment income during the year ended September 30, 2018, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.  Additionally, for corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was 0%.

ADDITIONAL INFORMATION (Unaudited) (continued)

MATTERS SUBMITTED TO A SHAREHOLDER VOTE

A special meeting of shareholders of the Fund was held on March 20, 2019, and the following matters were approved by the Fund’s voting shares:

To elect three Directors

William Marcy, Ph.D.	Harold E. Schneider	Gary B. Wood, Ph.D.
For: 1,656,217	For: 1,656,217	For: 1,656,217
Against: 0	Against: 0	Against: 0
Abstain: 0	Abstain: 0	Abstain: 0
Nonvotes: 5,086	Nonvotes: 5,086	Nonvotes: 5,086

FUND EXPENSES (Unaudited)

As a shareholder of the FUND, you incur two types of costs: (1) transaction costs and exchange fees; and (2) ongoing costs, including management fees and other FUND expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the FUND and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the FUND’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the FUND’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the FUND and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or exchange fees. While the FUND does not currently assess sales charges, redemption or exchange fees, other funds do, and those costs will not be reflected in their expense tables. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account	Ending Account	Expenses Paid During Period* –
	Value – 10/1/18	Value – 3/31/19	Six Months Ended 3/31/19
Actual	$1,000.00	$ 978.90	$8.14
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30
______________
*
Expenses are equal to the FUND’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period ended March 31, 2019).

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Concorde Investment Management
8383 Preston Center Plaza
Suite 360
Dallas, Texas 75225

OFFICERS
Gary B. Wood, Ph.D.
President
Gregory B. Wood
Treasurer
John A. Stetter
Secretary

DIRECTORS
William Marcy, P.E., Ph.D.
Harold E. Schneider
Gary B. Wood, Ph.D.

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
doing business as
  U.S. Bank Global Fund Services
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Brad A. Kinder, CPA
815 Parker Square
Flower Mound, Texas 75028

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

TELEPHONE
(972) 701-5400
(Fund information)

(800) 294-1699
(Shareholder account information)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(a)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)*       /s/Gary B. Wood
Gary B. Wood, President

Date    May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Gary B. Wood
Gary B. Wood, President

Date    May 29, 2019

By (Signature and Title)*       /s/Gregory B. Wood
Gregory B. Wood, Treasurer

Date    May 24, 2019

* Print the name and title of each signing officer under his or her signature.